Segment information (Tables)	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Schedule of Segment Reporting Information
Financial information by business segment as follows:

	Year ended December 31, 2022
	Revenue	Operating income (loss)	Depreciation & amortization	Equity income
OEM	$198,036	$(32,000)	$8,205	$930
IAM	107,662	2,340	3,162	—
Corporate	—	(20,606)	433	—
Total consolidated	$305,698	$(50,266)	$11,800	$930

	Year ended December 31, 2021
	Revenue	Operating income (loss)	Depreciation & amortization	Equity income
OEM	$195,476	$(22,259)	$8,654	$773
IAM	116,936	2,046	5,113	—
Corporate	—	(10,333)	268	32,968
Total consolidated	$312,412	$(30,546)	$14,035	$33,741

	Years ended December 31,
	2022	2021
Total additions to long-lived assets, excluding business combinations:
OEM	$11,178	$9,878
IAM	2,754	2,493
Corporate	597	1,787
Total consolidated	$14,529	$14,158

Schedule of Geographical Revenue Information

	% of total revenue
	Years ended December 31,
	2022	2021
Europe	64%	66%
Americas	12%	11%
Asia	15%	12%
Africa	5%	7%
Other	4%	4%

Schedule of Allocation of the Total Assets
Total assets are allocated as follows:

	Total assets by operating segment
	Years ended December 31,
	2022	2021
OEM	$241,795	$193,928
IAM	145,377	148,745
Corporate	20,279	128,640
Total consolidated assets	$407,451	$471,313

Schedule of Assets by Segment
Long-lived assets information by geographic area:

December 31, 2022	Property, plant and equipment	Intangible assets and goodwill	Total
Italy	$20,382	$7,688	$28,070
Canada	25,199	129	25,328
Rest of Europe	9,032	2,958	11,990
Asia Pacific	8,028	—	8,028
Total consolidated long-lived assets	$62,641	$10,775	$73,416

December 31, 2021	Property, plant and equipment	Intangible assets and goodwill	Total
Italy	$21,140	$9,131	$30,271
Canada	29,095	155	29,250
Rest of Europe	9,480	3,121	12,601
Asia Pacific	4,705	—	4,705
Total consolidated long-lived assets	$64,420	$12,407	$76,827